Vanguard US Multifactor ETF Expense Example - ETF Prospectus [Member] - Vanguard US Multifactor ETF - ETF Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230